Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Schedule of asset and liabilities balances
	December 31,
	2022	2021
Assets:
Loan receivable from related parties	$-	$1,015
Receivable from Parent Company	1,205	-
Prepaid expenses	49	15

Total	1,254	1,030

Liabilities:
Accounts payable and accrued expenses	308	589
INX Token liability	5,531	36,102
INX Token warrant liability	1,140	2,723
Total	$6,979	$39,414

Schedule of compensation provided to directors and key management personnel
	Year ended December 31,
	2022	2021	2020

Research and Development:
Compensation and benefits	$738	$598	$380
Share-based compensation (*)	93	391	45
INX Token based compensation	9	448	91

Sales and marketing:
Compensation and benefits	369	4,406	816
Share-based compensation (*)	176	2,783	171
INX Token based compensation	298	3,878	421

General and administrative:
Compensation and benefits	1,575	1,577	2,045
Share-based compensation (*)	520	6,883	124
INX Token based compensation	275	2,249	391

	2,367	23,213	4,484
Fair value adjustment of INX Token and derivative liabilities	$(20,133)	$24,673	$3,852

(*)	See Note 18 for description of options granted by Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.